DISCONTINUED OPERATIONS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jun. 21, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
[custom:AccruedExpensesAndOtherLiabilities]				$ 29,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ (1,523,940)		$ (1,523,940)	(1,523,940)
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	1,523,940
D.Jones Tailored Collection Ltd [Member] | Harper and Jones Llc Business Acquisition [Member] | HJ Settlement Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate cash payment agreed to pay	$ 229,000
Issuance of common stock pursuant to disposition (in shares) | shares	39,052
Percentage of membership interest transferred	100.00%
D Jones Tailored Collection Ltd [Member] | Harper and Jones Llc Business Acquisition [Member] | HJ Settlement Agreement [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
[custom:PaymentsForDispositionOfBusiness]				$ 200,000